Accounts Receivable, Net (Tables)	6 Months Ended
Jun. 30, 2026
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net

Accounts receivable, net consisted of the following:

	As of	As of June 30,
	December 31, 2025	2026 (Unaudited)	2026 (Unaudited)
	S$	S$	$
Accounts receivable	63,845	71,762	55,453
Less: Allowance for credit losses	(63,845)	(63,845)	(49,335)
Accounts receivable, net	—	7,917	6,118

Schedule of Allowance for Credit Losses

Movements of allowance for credit losses are as follows:

	As of	As of June 30,
	December 31, 2025	2026 (Unaudited)	2026 (Unaudited)
	S$	S$	$
Allowance for expected credit losses, beginning	60,994	63,845	49,335
Additions	2,851	—	—
Allowance for expected credit losses, ending	63,845	63,845	49,335